Inventories (Details) - USD ($) $ in Thousands	Oct. 25, 2015	Oct. 26, 2014
Inventories
Finished products	$ 553,298	$ 604,946
Raw materials and work-in-process	239,174	274,105
Materials and supplies	200,793	175,501
Total	$ 993,265	$ 1,054,552